Additional Disclosures in the Statement Of Cash Flows	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Additional Disclosures in the Statement Of Cash Flows

40	ADDITIONAL DISCLOSURES IN THE STATEMENT OF CASH FLOWS
The statement of cash flows presents the changes in cash and cash equivalents derived from operating activities, investing activities and financing activities during the fiscal year. For the preparation of the statement of cash flows, the Bank adopted the indirect method for operating activities and the direct method for investment activities and financing activities.
The Bank considers as “Cash and cash equivalents” the item Cash and deposits in banks and those financial assets that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
For the preparation of the statement of cash flows the Bank considered the following:

•	Operating activities: the normal revenue-producing activities of the Bank as well as other activities that cannot qualify as investing or financing activities.

•	Investing activities: the acquisition, sale and disposal by other means of long-term assets and other investments not included in cash and cash equivalents.

•
Financing activities: activities that result in changes in the size and composition of the shareholders’ equity and liabilities of the Bank and that are not part of the operating or investing activities.

The table below presents the reconciliation between the item “Cash and cash equivalents” in the consolidated statement of cash flows and the relevant accounting items of the statement of financial position:

Reconciliation	12/31/2021	12/31/2020	12/31/2019
Cash and deposits in banks	172,332,578	196,175,043	206,890,307
Debt Securities at fair value through profit or loss	4,860
Other debt securities	137,080,714	201,079,212	95,371,666
Loans and other financing	513,750	635,049	615,400

Total	309,931,902	397,889,304	302,877,373

The following table shows additional information on operational cash flows interest:

Composition	12/31/2021	12/31/2020	12/31/2019
Interest paid	(123,672,989)	(56,759,974)	(148,243,074)
Interest collected	215,989,129	232,997,052	294,266,238

Total	92,316,140	176,237,078	146,023,164

The following table shows further information of changes in liabilities arising from financing activities for the year ended December 31, 2021 (lease liabilities changes are disclosed in note 22):

Composition	Financing received from the Central Bank of Argentina and other financial entities	Issued Corporate Bonds	Subordinated Corporate Bonds
Opening balance	1,387,310	7,436,745	51,773,419
Cash flow items
Proceeds
Payments	(794,081)	(4,089,740)	(3,013,961)
Non-cash flow items
Movement in accrued interest	125,794	862,078	3,245,046
Derecognition or substantial modification of financial liabilities	(8,696)	637,144	(192,864)
Difference in quoted prices of foreign currency	121,698		9,513,420
Monetary effects	(394,299)	(1,855,418)	(19,350,891)

Ending balance	437,726	2,990,809	41,974,169